PROMISSORY NOTES - RELATED PARTY (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Promissory notes-related party		$ 910,000	$ 224,625
Debt Instrument One [Member]
Debt Instrument [Line Items]
Promissory notes-related party			120,000
Debt term		6 months	6 months
Interest rate		15.00%	15.00%
Repayments of debt	120,000
Debt Instrument Two [Member]
Debt Instrument [Line Items]
Promissory notes-related party			62,125
Debt term		6 months	6 months
Interest rate		15.00%	15.00%
Repayments of debt	62,125
Debt Instrument Three [Member]
Debt Instrument [Line Items]
Promissory notes-related party			20,000
Debt term		6 months	6 months
Interest rate		15.00%	15.00%
Repayments of debt	20,000
Debt Instrument Four [Member]
Debt Instrument [Line Items]
Promissory notes-related party			22,500
Debt term		6 months	6 months
Interest rate		15.00%	15.00%
Repayments of debt	22,500
Debt Instrument Five [Member]
Debt Instrument [Line Items]
Promissory notes-related party		600,000
Maturity date		Sep. 30, 2014
Interest rate		15.00%
Debt Instrument Six [Member]
Debt Instrument [Line Items]
Promissory notes-related party		$ 310,000
Maturity date		Nov. 30, 2014
Interest rate		15.00%